Financial Instruments, Financial Risks and Capital Risks Management (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments, Financial Risks and Capital Risks Management (Tables) [Line Items]
Schedule of Financial Instruments at the End of the Reporting Period	The following table sets out the financial instruments as at the end of the reporting period:
	December 31, 2023	June 30, 2024
	RM	RM	USD
Financial assets
Loan and receivables (including cash and bank balances)	69,696,778	125,673,972	26,641,646
Finance assets measured at fair value through other comprehensive income	38,368,829	44,375,928	9,407,260
Finance assets measured at fair value through profit or loss	72,793	74,599	15,814

Financial liabilities
Financial liabilities, at amortised cost	22,862,227	22,809,055	4,835,296
Financial liabilities, at fair value through profit or loss	1,964,335	7,614,909	1,614,286

Schedule of Currency Exposure of Financial Assets and Financial Liabilities	The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currency is as follows:
	Assets		Liabilities
	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024
	RM	RM	RM	RM
Singapore Dollar	15,101	21,020	-	6,000
United States Dollar	7,123,179	23,613,396	1,416,836	350,167
The following table details the sensitivity to a 5% increase and decrease in the related foreign currencies against the functional currency (“RM”) with all the other variables held constant.
	December 31, 2023	June 30, 2024
	RM	RM
Singapore Dollar	755	751
United States Dollar	285,317	1,163,161

Schedule of Current Credit Risk Grading Framework	The Group’s current credit risk grading framework comprises the following categories:
Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off

Schedule of Non-derivative Financial Liabilities	The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.
	Weighted	On
	average	demand
	effective	or within	Within
	interest rate	1 year	2 to 5 years	Total
	%	RM	RM	RM
As of June 30, 2024
Non-interest bearing	-	21,026,860	-	21,026,860
Fixed interest rate	3.5-5%	638,683	265,342	904,025
Variable interest rate	BLR+2.6%	707,726	170,444	878,170
Total		22,373,269	435,786	22,809,055

2023
Non-interest bearing	-	20,684,288	-	20,684,288
Fixed interest rate	3.5-5%	680,916	878,224	1,559,140
Variable interest rate	BLR+2.6%	43,668	81,282	124,950
Total		21,408,872	959,506	22,368,378

Schedule of Debt-to-Equity Ratio
	December 31, 2023	June 30, 2024
	RM	RM	USD
Total debts	22,862,227	22,809,055	4,835,296
Total equity	92,969,863	236,801,277	50,199,539

Debt-to-equity %	24.59%	9.63%	9.63%

Revenues [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Tables) [Line Items]
Schedule of Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:
	June 30, 2023		June 30, 2024
	RM		RM		USD
Amount of the Group’s revenue:
Customer A	19,712,300		928,221		196,774
Customer B	NA	*	NA	*	NA	*
Customer C	8,263,840		NA	*	NA	*
Customer D	NA	*	NA	*	NA	*
*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

Accounts receivable [member]
Financial Instruments, Financial Risks and Capital Risks Management (Tables) [Line Items]
Schedule of Total Accounts Receivable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	December 31, 2023	June 30, 2024
	RM	RM	USD
Amount of the Group’s revenue:
Customer A	2,326,144	11,668,144	2,473,532